Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2017
Selected Income Statement Data [Abstract]
Selected Selling, General and Administrative Expenses Data
	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (in thousands)
Selling (1)	14,096	13,146	12,376
General and administrative	7,926	8,754	6,879

	22,022	21,900	19,255

(1) Including shipping and handling costs	697	625	619

Selected Financial Income (Expenses) Data
	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (in thousands)
Interest expense	(13)	(246)	(323)
Interest income	77	63	61
Re-evaluation of contingent consideration	-	-	(437)
Re-evaluation expense on liabilities to the OCS	-	(183)	(101)
Other, net (*)	(214)	(481)	(512)

	(150)	(847)	(1,312)

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(41), $(351), and $(291) in 2017, 2016 and 2015, respectively.